SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade payables		$ 3,497,580	$ 200,660
Other payables	[1]	151,190	11,852
Accruals	[2]	2,542,385	695,022
Total		$ 6,191,155	$ 907,534

[1]	The increase in other payables as at March 31, 2026 was primarily driven by 1) a USD 100,000 share-based payment liability recognized in connection with stock-funded compensation granted to non-executive directors, which is accounted for as a cash-settled transaction; and 2) the inclusion of value-added tax payables assumed from the newly acquired subsidiaries following the completion of three business acquisitions during the financial year.
[2]	The increase in accrued expenses as at March 31, 2026 was primarily driven by 1) professional fees incurred in connection with the Group’s M&A activities of $1.1 million; 2) higher accrued audit fees following the Company’s transition to an accelerated filer status, which required a comprehensive integrated audit for the first time; and 3) a general growth in accrued salaries and wages resulting from the expansion of the Group’s combined workforce following the completion of three business acquisitions during the year.